Average Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class I - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.43%
Past 5 years	1.11%
Past 10 years	0.64%